Label	Element	Value
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Pacific Dynamix - Aggressive Growth Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.